Note 5. Related Party Transactions	12 Months Ended
Dec. 31, 2015
Notes
Note 5. Related Party Transactions

Note 5.            Related Party Transactions

In August 2011, the Company borrowed $200,000 with a Promissory Note payable to David and Edna Kasmoch, the parents of Timothy Kasmoch, the Company’s President and Chief Executive Officer.  More details can be found in Note 3.

During 2012 the Company paid Terri Kasmoch, the spouse of Timothy Kasmoch, as an employee for business development, web site and company media marketing and stock promotion efforts for the Company, and she participated with the executives of the Company in reducing the salary paid to her by 10% and deferring this to a future date.  Effective November 2012, Ms. Kasmoch resigned from employment from the Company, and her deferred salary of approximately $3,900 remains unpaid as of December 31, 2015.

During 2014, the Company sold used equipment to Tri-State Garden Supply dba Gardenscape, a Company owned by the family of Timothy Kasmoch, and realized cash proceeds of $81,275 on the sale, of which $6,202 was still owed as of December 31, 2015.  At December 31, 2015 this amount was classified as an Other – receivable but was fully reserved due to the uncertainty that these expenses will be reimbursed.

During 2015, the Company incurred expenses which were reimbursable from their landlord Bowling Green Holdings, LLC (“BGH”) in the amount of $10,321.  At December 31, 2015 this amount was classified as an Other – receivable but was fully reserved due to the uncertainty that these expenses will be reimbursed.

During 2015 and 2014, the Company leased two trucks from Tri-State Garden Supply dba Gardenscape, and in lieu of lease payments agreed to repair and maintain both trucks, reimburse Gardenscape for insurance, annual taxes and license fees.  During 2015 and 2014, this totaled approximately $48,500 and $27,000, respectively, and is included as part of Cost of Sales.

In September 2014, the Company executed a Promissory Note (the “Limited Note”) for $50,000 with N-Viro Energy Limited (“Ltd”), of which the Company holds approximately a 45% investment interest in.  More details can be found in Note 3.